Leases - Schedule of Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
2023	$ 6,492
2024	4,391
2025	3,453
2026	3,176
2027	3,176
Thereafter	12,573
Total lease payments	33,261
Less: imputed interest	(9,005)
Present value of lease liabilities	$ 24,256	$ 20,998